Fees Summary	Jan. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,057,000
Previously Paid Amount	0.00
Total Fee Amount	698.37
Total Offset Amount	0.00
Net Fee	698.37
Narrative - Max Aggregate Offering Price	$ 5,057,000
Final Prospectus	true